Fair Value of Financial and Derivative Instruments - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Net payment received in commodity derivative instruments	$ 1,100,000	$ 5,300,000	$ 4,800,000	$ 9,100,000
Unrealized gain (loss) associated with commodity derivative instruments	10,600,000	(1,700,000)	(1,600,000)	2,000,000
Fair value of commodity derivative contracts	$ 8,200,000		$ 8,200,000		$ 9,800,000
Current Oil Production
Derivatives, Fair Value [Line Items]
Commodity hedged on annualized basis hedge through 2013	94.70%		94.70%
Commodity hedged on annualized basis hedge through 2014	71.40%		71.40%
Current Gas Production
Derivatives, Fair Value [Line Items]
Commodity hedged on annualized basis hedge through 2013	95.50%		95.50%
Commodity hedged on annualized basis hedge through 2014	79.20%		79.20%
Commodity hedged on annualized basis hedge through 2015	17.60%		17.60%
Current Natural Gas Liquids Production
Derivatives, Fair Value [Line Items]
Commodity hedged on annualized basis hedge through 2013	51.20%		51.20%
Commodity hedged on annualized basis hedge through 2014	2.80%		2.80%